Collateral (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 8.3	$ 8.3	$ 10.4
Deposit Assets	$ 14.7	$ 9.8	$ 11.8